Basic and Diluted Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the year	£ (18,997)	£ (27,632)	£ (32,021)
Basic and diluted weighted average number of ordinary shares	74,191	52,573	52,235
Basic loss per ordinary share	£ (0.26)	£ (0.53)	£ (0.61)
Diluted loss per ordinary share	£ (0.26)	£ (0.53)	£ (0.61)